UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23096

Legg Mason ETF Investment Trust

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor,

New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: July 31

Date of reporting period: July 31, 2019

ITEM 1.	REPORT TO STOCKHOLDERS.

The Annual Report to Stockholders is filed herewith.

Annual Report	July 31, 2019

LEGG MASON

SMALL-CAP QUALITY

VALUE ETF

SQLV

Beginning in January 2021, as permitted by regulations adopted by the Securities and Exchange Commission, the Fund intends to no longer mail paper copies of the Fund’s shareholder reports like this one, unless you specifically request paper copies of the reports from your financial intermediary (such as a broker-dealer or bank). Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically (“e-delivery”), you will not be affected by this change and you need not take any action. If you have not already elected e-delivery, you may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary.

You may elect to receive all future reports in paper free of charge by contacting your financial intermediary to request that you continue to receive paper copies of your shareholder reports. Your election to receive reports in paper will apply to all Legg Mason Funds held in your account with your financial intermediary.

INVESTMENT PRODUCTS: NOT FDIC INSURED • NO BANK GUARANTEE • MAY LOSE VALUE

Fund objective

The Fund seeks to track the investment results of an index composed of equity securities of small-capitalization companies that are traded in the United States.

Letter from the president

Dear Shareholder,

We are pleased to provide the annual report of Legg Mason Small-Cap Quality Value ETF for the twelve-month reporting period ended July 31, 2019. Please read on for a detailed look at prevailing economic and market conditions during the Fund’s reporting period and to learn how those conditions have affected Fund performance.

As always, we remain committed to providing you with excellent service and a full spectrum of investment choices. We also remain committed to supplementing the support you receive from your financial advisor. One way we accomplish this is through our website, www.leggmason.com. Here you can gain immediate access to market and investment information, including:

•	Fund net asset value and market price,

•	Market insights and commentaries from our portfolio managers, and

•	A host of educational resources.

We look forward to helping you meet your financial goals.

Sincerely,

Jane Trust, CFA

President and Chief Executive Officer

August 30, 2019

II	Legg Mason Small-Cap Quality Value ETF

Fund overview

Q. What is the Fund’s investment strategy?

A. Legg Mason Small-Cap Quality Value ETF (the “Fund”) seeks to track the investment results of an index composed of equity securities of small-capitalization companies that are traded in the United States. The Fund seeks to track the investment results of the Royce Small-Cap Quality Value Index (the “Underlying Index”)i. The Underlying Index utilizes a proprietary methodology created and sponsored by Royce & Associates, LP (“Royce”), the Fund’s subadviser. Royce is affiliated with both Legg Mason Partners Fund Advisor, LLC (“LMPFA”), the Fund’s investment manager, and the Fund. The Fund will invest at least 80% of its net assets, plus borrowings for investment purposes, if any, in securities that compose its Underlying Index.

The Underlying Index is composed of equity securities that meet certain criteria. Using Royce’s methodology, the Underlying Index will generally favor stocks with lower than average valuation, higher than average profitability, and higher than average debt coverage (i.e., available cash flow to pay current debt obligations) as compared with other stocks included in the investment universe while maintaining a comparable risk profile.

The Underlying Index’s constituents are reconstituted quarterly. The Fund’s securities portfolio is rebalanced when the Underlying Index is reconstituted. The composition of the Underlying Index and the Fund after reconstitution and rebalancing may fluctuate and exceed the above Underlying Index limitations due to market movements and other factors. The components of the Underlying Index, and the degree to which these components represent certain sectors and industries, may change over time.

The Fund may invest up to 20% of its net assets in cash and cash equivalents; other investment companies, including exchange-traded funds; exchange-traded notes; depositary receipts; and in securities and other instruments not included in its Underlying Index but which Royce believes will help the Fund track its Underlying Index.

Q. What were the overall market conditions during the Fund’s reporting period?

A. The twelve-month reporting period ended July 31, 2019 began on a bearish note and ended on a bullish one, with the end result that small-cap stocks trailed large-cap stocks. Small-cap stocks, as measured by the Russell 2000 Indexii, were down 4.42% for the reporting period, while large-cap stocks, as measured by the Russell 1000 Indexiii, gained 8.00% for the same span.

The damage to small-cap stocks was done primarily in the fourth quarter of 2018, when the Russell 2000 Index fell 20.20% (and was down 11.90% in December 2018 alone), compared to a loss of 13.82% for the Russell 1000 Index. Part of why this bearish jolt was so unexpected may be due to the placid nature of the bull market it wrenched to a stop.

For much of 2018, the U.S. market cruised confidently ahead, with very little congestion and few potholes. Through the first three quarters of the year, volatility barely registered in the small-cap market, with only 22% of the trading days having intraday moves of at least 1% in the small-cap Russell 2000 Index (and this asset class has

Legg Mason Small-Cap Quality Value ETF 2019 Annual Report	1

Fund overview (cont’d)

historically been the most volatile segment of the equity world).

Of course, this all changed dramatically later in the year. For small-caps, it began after the Russell 2000 Index reached an all-time high on August 31, 2018, following which the wave of volatility hit. In the fourth quarter of 2018, 54% of the trading days for the Russell 2000 Index had intraday moves of at least 1%.

The first seven months of 2019 then offered equity investors almost everything they could have hoped for following the high anxiety of a recession scare and the bearish fourth quarter of 2018. Stocks immediately showed great resilience, and then some, by roaring back in the first half of the year.

A highly welcome double-digit rebound in the first quarter of 2019 was followed by a quieter period that saw more motion than progress. This was an understandable pause that gave the market time to digest the prior advance.

The Russell 2000 Index gained 14.6% for the first quarter of 2019. In the midst of December’s steep downdraft, it looked to us as if the market was experiencing something like a manic episode. As we observed at the time, it appeared that market sentiment had become detached from company fundamentals, creating an opportunity for selective patient investors. The rally that kicked off 2019 was the reversal of this dynamic.

The next four months of 2019 saw a seesaw ride — lots of motion with little overall progress. Bullish months in April, June, and July bookended a bearish May, leading to a modest 2.7% positive return for these four months. The upshot was a solid advance rise in the year’s first seven months, a period that saw low trading volumes and little volatility, which was mostly confined to a small decline in May 2019.

During the twelve-month reporting period ended July 31, 2019, eight of the eleven sectors in the Russell 2000 Index detracted from performance. The Energy sector made the biggest negative impact, followed by the Health Care and Materials sectors. Of the three sectors that made positive contributions, the Information Technology (“IT”) sector led, followed by the Utilities and Real Estate sectors. The Energy sector’s two industries — oil, gas & consumable fuels and energy equipment & services — detracted most while two groups in the IT sectors contributed most — software and semiconductors & semiconductor equipment.

The Fund uses a passive investment approach to achieve its investment objective, and therefore made no change in investment approach in response to market conditions.

Performance review

For the twelve months ended July 31, 2019, Legg Mason Small-Cap Quality Value ETF generated a -11.29% return on a net asset value (“NAV”)iv basis and -11.26% based on its market price per sharev.

The performance table shows the Fund’s total return for the twelve months ended July 31, 2019 based on its NAV and market price as of July 31, 2019. The Fund seeks to track the investment results of the Royce Small-Cap Quality Value Index, which returned -10.91% for the same period. The Fund’s broad-based market index, the Russell 2000 Index, returned -4.42% over the

2	Legg Mason Small-Cap Quality Value ETF 2019 Annual Report

same time frame. The Lipper Small-Cap Core Funds Category Averagevi returned -4.41% for the same period. Please note that Lipper performance returns are based on each fund’s NAV.

Performance Snapshot as of July 31, 2019 (unaudited)
	6 months	12 months
Legg Mason Small-Cap Quality Value ETF:
$26.21 (NAV)	-1.79%	-11.29%*†
$26.22 (Market Price)	-1.79%	-11.26%*‡
Royce Small-Cap Quality Value Index	-1.66%	-10.91%
Russell 2000 Index	5.76%	-4.42%
Lipper Small-Cap Core Funds Category Average	5.54%	-4.41%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate so shares, when sold, may be worth more or less than their original cost. Performance data current to the most recent month-end is available at www.leggmason.com/etf.

Investors buy and sell shares of an exchange-traded fund (“ETF”) at market price (not NAV) in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the ETF. Market price returns shown are typically based upon the mid-point between the bid and ask on the Fund’s principal trading market when the Fund’s NAV is determined, which is typically 4:00 p.m. Eastern time (US). These returns do not represent investors’ returns had they traded shares at other times. Performance figures for periods shorter than one year represent cumulative figures and are not annualized.

Information showing the number of days the market price of the Fund’s shares was greater than the Fund’s NAV and the number of days it was less than the Fund’s NAV (i.e., premium or discount) for various time periods is available by visiting the Fund’s website at www.leggmason.com/etf.

As of the Fund’s current prospectus dated November 9, 2018, the gross total annual fund operating expense ratio for the Fund was 0.60%.

* Total returns are based on changes in NAV or market price, respectively. Returns reflect the deduction of all Fund expenses. Returns do not reflect the deduction of brokerage commissions or taxes that investors pay on distributions or the sale of shares.

† Total return assumes the reinvestment of all distributions, at NAV.

‡ Total return assumes the reinvestment of all distributions at market price.

Q. What were the leading contributors to performance?

A. The IT and Utilities sectors made the largest positive contributions to performance in the Underlying Index on a sector level, as they were the only two sectors to post positive returns for the twelve-month reporting period ended July 31, 2019. IT services, electric utilities, and diversified consumer services were the three industries that contributed the most. Relative to the Russell 2000 Index, the Underlying Index’s

Legg Mason Small-Cap Quality Value ETF 2019 Annual Report	3

Fund overview (cont’d)

allocations to the Utilities sector were the largest contributors as the stocks in the Underlying Index outperformed those in the broad-based market index. Additionally, the Underlying Index’s underweight position in the Financials sector contributed modestly to relative results as that sector lagged returns in the broad-based market index.

The Fund’s exposure to stocks with higher ratios of sales to assets than those in the broad-based market index contributed to relative performance.

Q. What were the leading detractors from performance?

A. The Consumer Discretionary and Energy sectors within the Underlying Index were the largest sector detractors from overall performance over the reporting period. At the industry level, auto components, oil, gas & consumable fuels, energy equipment & services, and biotechnology detracted the most. Relative to the Russell 2000 Index, holdings in the Consumer Discretionary sector were the largest detractors as the stocks in the Underlying Index declined more than those in the broad-based market index. IT stocks in the Underlying Index also detracted from relative performance. These stocks advanced, though not by as much as those in the broad-based market index.

The Fund’s relative performance was also hindered by a greater exposure to the value factor (cheaper stocks) and a greater exposure to smaller stocks.

Looking for additional information?

The Fund’s daily NAV is available on-line at www.leggmason.com/etf. The Fund is traded under the symbol “SQLV” and its closing market price is available on most financial websites. In a continuing effort to provide information concerning the Fund, shareholders may call 1-877-721-1926 (toll free), Monday through Friday from 8:00 a.m. to 5:30 p.m. Eastern time, for the Fund’s current NAV, market price and other information.

Thank you for your investment in Legg Mason Small-Cap Quality Value ETF. As always, we appreciate that you have chosen us to manage your assets and we remain focused on achieving the Fund’s investment goals.

Sincerely,

Royce & Associates, LP

August 30, 2019

RISKS: Equity securities are subject to market and price fluctuations. The Fund invests primarily in small-cap stocks, which may involve considerably more risk than investing in larger-cap stocks. The Fund has significant exposure to U.S. issuers. A decrease in imports or exports, changes in trade regulations and/or an economic recession in the United States may have a material adverse effect on the U.S. economy and the securities listed on U.S. exchanges. There is no guarantee that the Fund will achieve a high degree of correlation to the index it seeks to track. The Fund does not seek to outperform the index it tracks, and does not seek temporary defensive positions when markets decline or appear overvalued. If the Underlying Index is concentrated in a particular industry or industries, the Fund may focus its investments in these industries, increasing its vulnerability to market volatility. Diversification does not ensure gains or protect against market declines. Please see the Fund’s prospectus for a more complete discussion of these and other risks and the Fund’s investment strategies.

The mention of sector breakdowns is for informational purposes only and should not be construed

4	Legg Mason Small-Cap Quality Value ETF 2019 Annual Report

as a recommendation to purchase or sell any securities. The information provided regarding such sectors is not a sufficient basis upon which to make an investment decision. Investors seeking financial advice regarding the appropriateness of investing in any securities or investment strategies discussed should consult their financial professional. The Fund’s top five sector holdings (as a percentage of net assets) as of July 31, 2019 were: Health Care (18.2%), Financials (16.9%), Industrials (16.4%), Consumer Discretionary 13.7%) and Information Technology (12.1%). The Fund’s composition may differ over time.

All investments are subject to risk including the possible loss of principal. Past performance is no guarantee of future results. An index is a statistical composite that tracks a specified financial market, sector or rules-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.

[i]

The Royce Small-Cap Quality Value Index is a proprietary index composed of small-cap stocks trading in the United States with relatively low valuations, high profitability and high debt coverage compared with the average of stocks in the investment universe.

ii

The Russell 2000 Index measures the performance of the small-cap segment of the U.S. equity universe. The Russell 2000 is a subset of the Russell 3000 Index representing approximately 10% of the total market capitalization of that index. It includes approximately 2,000 of the smallest securities based on a combination of their market cap and current index membership. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

iii

The Russell 1000 Index measures the performance of the large-cap segment of the U.S. equity universe. It is a subset of the Russell 3000 Index and includes approximately 1,000 of the largest securities based on a combination of their market cap and current index membership. The Russell 1000 represents approximately 90% of the U.S. market.

iv	Net Asset Value (“NAV”) is calculated by subtracting total liabilities from total assets and dividing the results by the number of shares outstanding.

[v]	Market Price is determined by supply and demand. It is the price at which an investor purchases or sells shares of the Fund. The Market Price may differ from the Fund’s NAV.

vi

Lipper, Inc., a wholly-owned subsidiary of Reuters, provides independent insight on global collective investments. Returns are based on the period ended July 31, 2019 calculated among the 973 funds for the six-month period and among the 959 funds for the twelve-month period in the Fund’s Lipper category.

Legg Mason Small-Cap Quality Value ETF 2019 Annual Report	5

Fund at a glance† (unaudited)

Investment breakdown (%) as a percent of total investments

†	The bar graph above represents the composition of the Fund’s investments as of July 31, 2019 and July 31, 2018. The composition of the Fund’s investments is subject to change at any time.

*

As of September 28, 2018, the Telecommunication Services sector was broadened to include some companies previously classified in the Consumer Discretionary and Information Technology sectors and renamed the Communication Services sector.

6	Legg Mason Small-Cap Quality Value ETF 2019 Annual Report

Fund expenses (unaudited)

Example

As a shareholder of the Fund, you may incur two types of costs: (1) transaction costs, such as brokerage commissions paid on purchases and sales of Fund shares; and (2) ongoing costs, including management fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

This example is based on an investment of $1,000 invested on February 1, 2019 and held for the six months ended July 31, 2019.

Actual expenses

The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Hypothetical example for comparison purposes

The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Fund and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on actual total return[1]					Based on hypothetical total return[1]
Actual Total Return[2]	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]	Hypothetical Annualized Total Return	Beginning Account Value	Ending Account Value	Annualized Expense Ratio	Expenses Paid During the Period[3]
-1.79%	$1,000.00	$982.10	0.60%	$2.95	5.00%	$1,000.00	$1,021.82	0.60%	$3.01

[1]	For the six months ended July 31, 2019.

[2]

Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total fund return for the year. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Past performance is no guarantee of future results.

[3]

Expenses (net of fee waivers and/or expense reimbursements) are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year (181), then divided by 365.

Legg Mason Small-Cap Quality Value ETF 2019 Annual Report	7

Fund performance (unaudited)

Net Asset Value
Average annual total returns[1]
Twelve Months Ended 7/31/19	-11.29%
Inception* through 7/31/19	3.11

Cumulative total returns[1]
Inception date of 7/12/17 through 7/31/19	6.50%

Market Price
Average annual total returns[2]
Twelve Months Ended 7/31/19	-11.26%
Inception* through 7/31/19	3.13

Cumulative total returns[2]
Inception date of 7/12/17 through 7/31/19	6.54%

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of brokerage commissions or taxes that investors would pay on distributions or the sale of shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

Investors buy and sell shares of the Fund at market price, not NAV, in the secondary market throughout the trading day. These shares are not individually available for direct purchase from or direct redemption to the Fund. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund and the market price return is based on the market price per share of the Fund. Market price returns shown are typically based upon the mid-point between the bid and ask on the Fund’s principal trading market when the Fund’s NAV is determined, which is typically 4:00 p.m. Eastern time (US). These returns do not represent investors’ returns had they traded shares at other times. NAV and market price returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV and market price, respectively. As with other exchange-traded funds, NAV returns and market price returns may differ because of factors such as the supply and demand for Fund shares and investors’ assessment of the underlying value of the Fund’s portfolio securities.

[1]	Assumes the reinvestment of all distributions, including returns of capital, if any, at net asset value.

[2]	Assumes the reinvestment of all distributions, including returns of capital, if any, at market price.

*	Inception date of the Fund is July 12, 2017.

8	Legg Mason Small-Cap Quality Value ETF 2019 Annual Report

Historical performance

Value of $10,000 invested in

Legg Mason Small-Cap Quality Value ETF vs. Royce Small-Cap Value Index & Russell 2000 Index† — July 12, 2017 - July 2019

All figures represent past performance and are not a guarantee of future results. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at NAV. The returns shown do not reflect the deduction of brokerage commissions or taxes that investors would pay on distributions or the sale of shares. Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

†

Hypothetical illustration of $10,000 invested in Legg Mason Small-Cap Quality Value ETF on July 12, 2017 assuming the reinvestment of all distributions, including returns of capital, if any, at net asset value through July 31, 2019. The hypothetical illustration also assumes a $10,000 investment in the Royce Small-Cap Quality Value Index and the Russell 2000 Index. The Fund’s per share NAV is the value of one share of the Fund and is calculated by dividing the value of total assets less total liabilities by the number of shares outstanding. The NAV return is based on the NAV of the Fund. The Royce Small-Cap Quality Value Index (the “Underlying Index”) is an index composed of equity securities that meet certain criteria – lower than average valuation, higher than average profitability and higher than average debt coverage. The Underlying Index is based on a proprietary methodology created and sponsored by Royce & Associates, LP, the Fund’s subadviser. The Russell 2000 Index measures the 2000 smallest companies in the Russell 3000 Index. The indices are not subject to the same management and trading expenses as a fund. An index is a statistical composite that tracks a specified financial market, sector, or rules-based investment process. Unlike a fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by a fund. These expenses negatively impact fund performance. All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

Legg Mason Small-Cap Quality Value ETF 2019 Annual Report	9

Schedule of investments

July 31, 2019

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Common Stocks — 99.2%
Communication Services — 4.5%
Diversified Telecommunication Services — 1.6%
Cogent Communications Holdings Inc.	869	$54,756
Frontier Communications Corp.	50,842	67,111	*
Vonage Holdings Corp.	3,690	45,756	*
Total Diversified Telecommunication Services		167,623
Entertainment — 0.2%
Sciplay Corp., Class A Shares	2,349	24,500	*
Interactive Media & Services — 0.4%
Eventbrite Inc., Class A Shares	2,221	39,290	*
Media — 2.3%
AMC Networks Inc., Class A Shares	1,077	57,490	*
Gannett Co. Inc.	7,534	77,223
MSG Networks Inc., Class A Shares	2,042	38,778	*
National CineMedia Inc.	9,014	64,180
Total Media		237,671
Total Communication Services		469,084
Consumer Discretionary — 13.7%
Auto Components — 0.3%
Superior Industries International Inc.	11,320	28,979
Distributors — 0.7%
Core-Mark Holding Co. Inc.	1,891	70,780
Diversified Consumer Services — 1.6%
American Public Education Inc.	1,181	38,997	*
Collectors Universe Inc.	1,469	34,830
K12 Inc.	1,438	42,924	*
Weight Watchers International Inc.	2,225	48,171	*
Total Diversified Consumer Services		164,922
Hotels, Restaurants & Leisure — 1.9%
Brinker International Inc.	1,471	58,620
Cheesecake Factory Inc.	1,254	54,022
Hilton Grand Vacations Inc.	1,563	51,110	*
Ruth’s Hospitality Group Inc.	1,595	35,521
Total Hotels, Restaurants & Leisure		199,273
Household Durables — 1.7%
La-Z-Boy Inc.	1,638	54,038
Meritage Homes Corp.	1,085	68,149	*
Sonos Inc.	3,359	36,445	*
Turtle Beach Corp.	2,429	25,237	*
Total Household Durables		183,869

See Notes to Financial Statements.

10	Legg Mason Small-Cap Quality Value ETF 2019 Annual Report

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Internet & Direct Marketing Retail — 1.3%
PetMed Express Inc.	2,115	$36,738
Shutterstock Inc.	1,170	44,893
Stamps.com Inc.	1,238	59,114	*
Total Internet & Direct Marketing Retail		140,745
Leisure Products — 0.7%
MasterCraft Boat Holdings Inc.	1,908	31,673	*
Sturm Ruger & Co. Inc.	844	47,686
Total Leisure Products		79,359
Specialty Retail — 3.9%
Buckle Inc.	3,619	73,647
Children’s Place Inc.	526	51,374
Michaels Cos. Inc.	7,227	49,650	*
Sally Beauty Holdings Inc.	3,716	51,058	*
Sleep Number Corp.	1,102	54,185	*
Tilly’s Inc., Class A Shares	5,303	43,432
Urban Outfitters Inc.	2,625	62,501	*
Winmark Corp.	116	19,605
Total Specialty Retail		405,452
Textiles, Apparel & Luxury Goods — 1.6%
Culp Inc.	1,848	33,208
Fossil Group Inc.	4,759	52,539	*
Movado Group Inc.	1,675	44,103
Vera Bradley Inc.	2,993	35,168	*
Total Textiles, Apparel & Luxury Goods		165,018
Total Consumer Discretionary		1,438,397
Consumer Staples — 1.8%
Beverages — 0.5%
National Beverage Corp.	1,127	49,058
Personal Products — 0.6%
Lifevantage Corp.	1,933	22,423	*
USANA Health Sciences Inc.	581	39,537	*
Total Personal Products		61,960
Tobacco — 0.7%
Vector Group Ltd.	6,706	77,454
Total Consumer Staples		188,472
Energy — 6.4%
Energy Equipment & Services — 1.8%
Cactus Inc., Class A Shares	1,149	33,746	*
Era Group Inc.	4,691	48,411	*
Liberty Oilfield Services Inc., Class A Shares	2,864	40,525

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2019 Annual Report	11

Schedule of investments (cont’d)

July 31, 2019

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Energy Equipment & Services — continued
Matrix Service Co.	1,992	$36,593	*
Select Energy Services Inc., Class A Shares	3,580	36,409	*
Total Energy Equipment & Services		195,684
Oil, Gas & Consumable Fuels — 4.6%
Antero Resources Corp.	12,823	59,114	*
Arch Coal Inc., Class A Shares	609	54,299
CONSOL Energy Inc.	2,451	52,672	*
Contura Energy Inc.	1,106	39,628	*
Evolution Petroleum Corp.	4,802	29,292
Falcon Minerals Corp.	6,074	48,045
NACCO Industries Inc., Class A Shares	737	39,172
Peabody Energy Corp.	3,659	77,059
Renewable Energy Group Inc.	3,278	44,548	*
REX American Resources Corp.	519	38,717	*
Total Oil, Gas & Consumable Fuels		482,546
Total Energy		678,230
Financials — 16.9%
Banks — 6.3%
Bancorp Inc.	3,603	34,877	*
Bar Harbor Bankshares	1,533	38,923
Cathay General Bancorp	1,872	69,676
Chemical Financial Corp.	1,721	72,351
First Financial Corp.	1,055	45,798
First Internet Bancorp	1,367	28,816
Great Western Bancorp Inc.	1,777	60,098
Hanmi Financial Corp.	2,113	45,408
Home BancShares Inc.	3,460	68,058
Northeast Bank	1,157	25,396
PCB Bancorp	1,691	28,071
Preferred Bank	873	47,308
RBB Bancorp	1,715	34,472
Texas Capital Bancshares Inc.	998	62,804	*
Total Banks		662,056
Capital Markets — 4.0%
Artisan Partners Asset Management Inc., Class A Shares	2,565	75,898
Cohen & Steers Inc.	1,184	62,006
Diamond Hill Investment Group Inc.	292	41,157
Moelis & Co., Class A Shares	2,186	79,658
Oaktree Specialty Lending Corp.	9,677	51,579

See Notes to Financial Statements.

12	Legg Mason Small-Cap Quality Value ETF 2019 Annual Report

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Capital Markets — continued
Waddell & Reed Financial Inc., Class A Shares	3,811	$66,693
Westwood Holdings Group Inc.	1,341	41,973
Total Capital Markets		418,964
Insurance — 3.4%
American Equity Investment Life Holding Co.	2,988	77,090
American National Insurance Co.	713	86,287
Employers Holdings Inc.	1,232	54,085
Investors Title Co.	215	35,282
National Western Life Group Inc., Class A Shares	224	60,256
Universal Insurance Holdings Inc.	1,769	43,889
Total Insurance		356,889
Thrifts & Mortgage Finance — 3.2%
Axos Financial Inc.	1,651	48,391	*
Flagstar Bancorp Inc.	1,491	51,409
FS Bancorp Inc.	526	25,932
Home Bancorp Inc.	913	34,110
Merchants Bancorp	2,074	37,104
Mr. Cooper Group Inc.	9,999	76,092	*
OP Bancorp	2,502	24,670
Sterling Bancorp Inc.	3,714	36,471
Total Thrifts & Mortgage Finance		334,179
Total Financials		1,772,088
Health Care — 18.2%
Biotechnology — 4.5%
Acorda Therapeutics Inc.	5,059	35,059	*
Alector Inc.	1,475	31,152	*
Anika Therapeutics Inc.	764	42,089	*
Arena Pharmaceuticals Inc.	883	55,346	*
BioSpecifics Technologies Corp.	428	24,867	*
Eagle Pharmaceuticals Inc.	668	36,647	*
Emergent BioSolutions Inc.	996	43,963	*
Enanta Pharmaceuticals Inc.	374	28,058	*
Genomic Health Inc.	645	47,066	*
Ligand Pharmaceuticals Inc.	428	39,166	*
Myriad Genetics Inc.	2,002	58,338	*
Principia Biopharma Inc.	710	26,369	*
Total Biotechnology		468,120
Health Care Equipment & Supplies — 7.2%
AngioDynamics Inc.	1,936	39,456	*
Atrion Corp.	39	30,010

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2019 Annual Report	13

Schedule of investments (cont’d)

July 31, 2019

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Health Care Equipment & Supplies — continued
Cantel Medical Corp.	587	$54,168
CryoLife Inc.	1,007	29,022	*
FONAR Corp.	1,190	29,203	*
Heska Corp.	326	26,126	*
Inogen Inc.	515	31,672	*
iRadimed Corp.	884	21,110	*
LeMaitre Vascular Inc.	1,083	35,836
Meridian Bioscience Inc.	3,446	41,180
Merit Medical Systems Inc.	756	29,832	*
Natus Medical Inc.	1,443	44,834	*
Neogen Corp.	658	46,981	*
NuVasive Inc.	766	51,015	*
OraSure Technologies Inc.	3,564	29,759	*
Orthofix Medical Inc.	683	36,506	*
Quidel Corp.	688	40,613	*
Surmodics Inc.	587	24,478	*
Tactile Systems Technology Inc.	434	25,059	*
Utah Medical Products Inc.	329	29,936
Varex Imaging Corp.	1,844	58,621	*
Total Health Care Equipment & Supplies		755,417
Health Care Providers & Services — 2.9%
American Renal Associates Holdings Inc.	6,243	48,071	*
National HealthCare Corp.	612	53,611
National Research Corp.	691	46,588
Patterson Cos. Inc.	3,159	62,548
Petiq Inc.	1,030	35,267	*
Premier Inc., Class A Shares	1,581	61,264	*
Total Health Care Providers & Services		307,349
Life Sciences Tools & Services — 0.4%
Luminex Corp.	1,755	38,136
Pharmaceuticals — 3.2%
ANI Pharmaceuticals Inc.	444	37,558	*
Assertio Therapeutics Inc.	11,493	39,421	*
Collegium Pharmaceutical Inc.	1,962	21,523	*
Corcept Therapeutics Inc.	3,530	39,748	*
Innoviva Inc.	2,924	34,737	*
Lannett Co. Inc.	7,549	53,371	*
Osmotica Pharmaceuticals PLC	12,671	41,308	*

See Notes to Financial Statements.

14	Legg Mason Small-Cap Quality Value ETF 2019 Annual Report

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Pharmaceuticals — continued
Phibro Animal Health Corp., Class A Shares	1,484	$46,197
SIGA Technologies Inc.	4,434	24,830	*
Total Pharmaceuticals		338,693
Total Health Care		1,907,715
Industrials — 16.4%
Aerospace & Defense — 0.9%
Aerojet Rocketdyne Holdings Inc.	1,223	52,247	*
National Presto Industries Inc.	493	45,341
Total Aerospace & Defense		97,588
Air Freight & Logistics — 0.7%
Echo Global Logistics Inc.	2,160	45,490	*
Radiant Logistics Inc.	5,023	27,576	*
Total Air Freight & Logistics		73,066
Building Products — 2.0%
Builders FirstSource Inc.	4,179	71,795	*
Continental Building Products Inc.	1,635	40,188	*
Patrick Industries Inc.	1,023	46,925	*
Quanex Building Products Corp.	2,374	44,204
Total Building Products		203,112
Commercial Services & Supplies — 2.6%
Deluxe Corp.	1,495	66,707
Ennis Inc.	2,358	47,938
HNI Corp.	1,558	53,346
Kimball International Inc., Class B Shares	2,342	40,610
Pitney Bowes Inc.	15,727	63,695
Total Commercial Services & Supplies		272,296
Construction & Engineering — 0.8%
Comfort Systems USA Inc.	999	41,958
Great Lakes Dredge & Dock Corp.	3,334	35,774	*
Total Construction & Engineering		77,732
Electrical Equipment — 0.4%
Encore Wire Corp.	808	44,375
Machinery — 1.6%
Commercial Vehicle Group Inc.	4,915	39,910	*
Hillenbrand Inc.	1,495	50,366
Omega Flex Inc.	363	27,610
Wabash National Corp.	3,333	52,761
Total Machinery		170,647
Professional Services — 3.6%
Barrett Business Services Inc.	514	44,975

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2019 Annual Report	15

Schedule of investments (cont’d)

July 31, 2019

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
Professional Services — continued
BG Staffing Inc.	1,835	$30,498
Exponent Inc.	731	50,293
Heidrick & Struggles International Inc.	1,235	36,679
Kforce Inc.	1,180	40,226
Korn Ferry	1,216	47,764
Mistras Group Inc.	2,574	39,022	*
TrueBlue Inc.	2,305	45,570	*
WageWorks Inc.	868	44,416	*
Total Professional Services		379,443
Road & Rail — 0.9%
ArcBest Corp.	1,988	59,501
YRC Worldwide Inc.	11,808	38,494	*
Total Road & Rail		97,995
Trading Companies & Distributors — 2.9%
BMC Stock Holdings Inc.	2,651	56,069	*
GMS Inc.	2,697	60,710	*
H&E Equipment Services Inc.	1,692	51,792
Systemax Inc.	2,842	61,671
WESCO International Inc.	1,403	71,188	*
Total Trading Companies & Distributors		301,430
Total Industrials		1,717,684
Information Technology — 12.1%
Communications Equipment — 2.0%
CalAmp Corp.	3,234	36,091	*
Casa Systems Inc.	10,158	66,941	*
InterDigital Inc.	867	55,861
NetScout Systems Inc.	2,115	55,075	*
Total Communications Equipment		213,968
Electronic Equipment, Instruments & Components — 4.5%
AVX Corp.	4,058	61,803
Coherent Inc.	444	61,650	*
Control4 Corp.	1,268	30,318	*
Insight Enterprises Inc.	1,103	60,687	*
Mesa Laboratories Inc.	134	33,725
PC Connection Inc.	1,483	48,509
Taitron Components Inc., Class A Shares	5,018	15,907
TTM Technologies Inc.	5,842	61,107	*
Vishay Intertechnology Inc.	3,817	64,889
Vishay Precision Group Inc.	789	32,144	*
Total Electronic Equipment, Instruments & Components		470,739

See Notes to Financial Statements.

16	Legg Mason Small-Cap Quality Value ETF 2019 Annual Report

Legg Mason Small-Cap Quality Value ETF

Security	Shares	Value
IT Services — 1.8%
Cass Information Systems Inc.	792	$40,321
CSG Systems International Inc.	992	50,830
NIC Inc.	2,667	48,379
Sykes Enterprises	1,794	50,752	*
Total IT Services		190,282
Semiconductors & Semiconductor Equipment — 2.8%
Cirrus Logic Inc.	1,288	63,177	*
Diodes Inc.	1,389	59,171	*
Ichor Holdings Ltd.	1,517	38,244	*
Nanometrics Inc.	1,063	33,357	*
Rudolph Technologies Inc.	1,408	37,903	*
SMART Global Holdings Inc.	1,960	59,662	*
Total Semiconductors & Semiconductor Equipment		291,514
Software — 1.0%
American Software Inc., Class A Shares	2,433	32,408
Intelligent Systems Corp.	577	28,325	*
Progress Software Corp.	1,073	46,450
Total Software		107,183
Total Information Technology		1,273,686
Materials — 6.0%
Chemicals — 1.5%
FutureFuel Corp.	4,464	52,005
Tredegar Corp.	2,607	43,459
Trinseo SA	1,568	60,854
Total Chemicals		156,318
Construction Materials — 0.4%
U.S. Concrete Inc.	923	43,464	*
Containers & Packaging — 0.3%
Myers Industries Inc.	2,158	34,895
Metals & Mining — 2.5%
AK Steel Holding Corp.	26,768	75,486	*
Materion Corp.	667	41,441
Warrior Met Coal Inc.	2,888	71,449
Worthington Industries Inc.	1,693	68,092
Total Metals & Mining		256,468
Paper & Forest Products — 1.3%
Boise Cascade Co.	2,341	63,207
Domtar Corp.	1,730	73,439
Total Paper & Forest Products		136,646
Total Materials		627,791

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2019 Annual Report	17

Schedule of investments (cont’d)

July 31, 2019

Legg Mason Small-Cap Quality Value ETF

Security		Shares	Value
Real Estate — 1.5%
Real Estate Management & Development — 1.5%
Consolidated-Tomoka Land Co.		437	$27,408
Forestar Group Inc.		1,909	39,440	*
Marcus & Millichap Inc.		1,294	42,961	*
RMR Group Inc., Class A Shares		928	45,695
Total Real Estate			155,504
Utilities — 1.7%
Electric Utilities — 1.2%
Genie Energy Ltd., Class B Shares		3,217	35,451
Otter Tail Corp.		989	52,793
Spark Energy Inc., Class A Shares		3,717	40,664
Total Electric Utilities			128,908
Water Utilities — 0.5%
American States Water Co.		610	47,257
Total Utilities			176,165
Total Investments before Short-Term Investments (Cost — $10,822,622)			10,404,816

	Rate
Short-Term Investments — 0.8%
Dreyfus Treasury Cash Management, Institutional Class (Cost — $80,720)	2.211%	80,720	80,720
Total Investments — 100.0% (Cost — $10,903,342)			10,485,536
Liabilities in Excess of Other Assets — 0.0%			(2,067)
Total Net Assets — 100.0%			$10,483,469

*	Non-income producing security.

See Notes to Financial Statements.

18	Legg Mason Small-Cap Quality Value ETF 2019 Annual Report

Statement of assets and liabilities

July 31, 2019

Assets:
Investments, at value (Cost — $10,903,342)	$10,485,536
Dividends and interest receivable	2,410
Total Assets	10,487,946

Liabilities:
Investment management fee payable	4,477
Total Liabilities	4,477
Total Net Assets	$10,483,469

Net Assets:
Par value (Note 5)	$4
Paid-in capital in excess of par value	12,212,768
Total distributable earnings (loss)	(1,729,303)
Total Net Assets	$10,483,469

Shares Outstanding	400,000

Net Asset Value	$26.21

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2019 Annual Report	19

Statement of operations

For the Year Ended July 31, 2019

Investment Income:
Dividends	$136,371
Interest	1,138
Total Investment Income	137,509

Expenses:
Investment management fee (Note 2)	43,522
Total Expenses	43,522
Net Investment Income	93,987

Realized and Unrealized Loss on Investments (Notes 1 and 3):
Net Realized Loss From Investment Transactions	(595,750)
Change in Net Unrealized Appreciation (Depreciation) From Investments	(440,527)
Net Loss on Investments	(1,036,277)
Decrease in Net Assets From Operations	$(942,290)

See Notes to Financial Statements.

20	Legg Mason Small-Cap Quality Value ETF 2019 Annual Report

Statements of changes in net assets

For the Years Ended July 31,	2019	2018

Operations:
Net investment income	$93,987	$33,868
Net realized gain (loss)	(595,750)	521,333
Change in net unrealized appreciation (depreciation)	(440,527)	40,776
Increase (Decrease) in Net Assets From Operations	(942,290)	595,977

Distributions to Shareholders From (Note 1):
Total distributable earnings(a)	(115,500)	(11,000)
Decrease in Net Assets From Distributions to Shareholders	(115,500)	(11,000)

Fund Share Transactions (Note 5):
Net proceeds from sale of shares (450,000 and 250,000 shares issued, respectively)	12,447,188	6,913,721
Cost of shares repurchased (200,000 and 200,000 shares repurchased, respectively)	(5,414,769)	(5,485,149)
Increase in Net Assets From Fund Share Transactions	7,032,419	1,428,572
Increase in Net Assets	5,974,629	2,013,549

Net Assets:
Beginning of year	4,508,840	2,495,291
End of year(b)	$10,483,469	$4,508,840

(a)

Distributions from net investment income and from realized gains are no longer required to be separately disclosed (Note 7). For the year ended July 31, 2018, distributions from net investment income were $11,000.

(b)

Parenthetical disclosure of undistributed net investment income is no longer required (Note 7). For the year ended July 31, 2018, end of year net assets included undistributed net investment income of $22,020.

See Notes to Financial Statements.

Legg Mason Small-Cap Quality Value ETF 2019 Annual Report	21

Financial highlights

For a share of beneficial interest outstanding throughout each year ended July 31, unless otherwise noted:
	2019[1]	2018[1]	2017[1,2]

Net asset value, beginning of year	$30.06	$24.95	$25.14

Income (loss) from operations:
Net investment income (loss)	0.35	0.31	(0.00)	[3]
Net realized and unrealized gain (loss)	(3.77)	4.91	(0.19)
Total income (loss) from operations	(3.42)	5.22	(0.19)

Less distributions from:
Net investment income	(0.43)	(0.11)	—
Total distributions	(0.43)	(0.11)	—

Net asset value, end of year	$26.21	$30.06	$24.95
Total return, based on NAV[4]	(11.29)%	20.97%	(0.76)%

Net assets, end of year (000s)	$10,483	$4,509	$2,495

Ratios to average net assets:
Gross expenses	0.60%	0.60%	0.60%[5]
Net expenses	0.60	0.60	0.60	[5]
Net investment income (loss)	1.30	1.12	(0.29)	[5]

Portfolio turnover rate[6]	87%	80%	0%

[1]	Per share amounts have been calculated using the average shares method.

[2]	For the period July 12, 2017 (inception date) to July 31, 2017.

[3]	Amount represents less than $0.005 per share.

[4]

Performance figures may reflect fee waivers and/or expense reimbursements. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. The total return calculation assumes that distributions are reinvested at NAV. Past performance is no guarantee of future results. Total returns for periods of less than one year are not annualized.

[5]	Annualized.

[6]	Portfolio turnover excludes the value of portfolio securities received or delivered as a result of in-kind fund share transactions.

See Notes to Financial Statements.

22	Legg Mason Small-Cap Quality Value ETF 2019 Annual Report

Notes to financial statements

1. Organization and significant accounting policies

Legg Mason Small-Cap Quality Value ETF (the “Fund”) is a separate diversified investment series of Legg Mason ETF Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund is an exchange-traded fund (“ETF”). ETFs are funds that trade like other publicly-traded securities. The Fund is designed to track an index. Similar to shares of an index mutual fund, each share of the Fund represents an ownership interest in an underlying portfolio of securities intended to track an index. Unlike shares of a mutual fund, which can be bought from and redeemed by the issuing fund by all shareholders at a price based on net asset value (“NAV”), shares of the Fund may be directly purchased from and redeemed by the Fund at NAV solely by certain large institutional investors who have entered into agreements with the Fund’s distributor (“Authorized Participants”). Also unlike shares of a mutual fund, shares of the Fund are listed on a national securities exchange and trade in the secondary market at market prices that change throughout the day.

Shares of the Fund are listed and traded at market prices on NASDAQ. The market price for the Fund’s shares may be different from the Fund’s NAV. The Fund issues and redeems shares at NAV only in blocks of a specified number of shares or multiples thereof (“Creation Units”). Only Authorized Participants may purchase or redeem Creation Units directly with the Fund at NAV. Creation Units are issued and redeemed principally in-kind (although under some circumstances its shares are created and redeemed partially for cash). Except when aggregated in Creation Units, shares of the Fund are not redeemable securities. Shareholders who are not Authorized Participants may not redeem shares directly from the Fund at NAV.

The Fund seeks to track the investment results of the Royce Small-Cap Quality Value Index (the “Underlying Index”). The Underlying Index utilizes a proprietary methodology created and sponsored by Royce & Associates, LP (“Royce”), the Fund’s subadviser.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ. Subsequent events have been evaluated through the date the financial statements were issued.

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may

Legg Mason Small-Cap Quality Value ETF 2019 Annual Report	23

Notes to financial statements (cont’d)

include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will use the currency exchange rates, generally determined as of 4:00 p.m. (London Time) (4.00 p.m. Eastern Time prior to October 1, 2018). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender

24	Legg Mason Small-Cap Quality Value ETF 2019 Annual Report

offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stocks†	$10,404,816	—	—	$10,404,816
Short-Term Investments†	80,720	—	—	80,720
Total Investments	$10,485,536	—	—	$10,485,536

†	See Schedule of Investments for additional detailed categorizations.

Legg Mason Small-Cap Quality Value ETF 2019 Annual Report	25

Notes to financial statements (cont’d)

(b) Foreign currency translation. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts based upon prevailing exchange rates on the respective dates of such transactions.

The Fund does not isolate that portion of the results of operations resulting from fluctuations in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Net realized foreign exchange gains or losses arise from sales of foreign currencies, including gains and losses on forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the values of assets and liabilities, other than investments in securities, on the date of valuation, resulting from changes in exchange rates.

Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions as a result of, among other factors, the possibility of lower levels of governmental supervision and regulation of foreign securities markets and the possibility of political or economic instability.

(c) Foreign investment risks. The Fund’s investments in foreign securities may involve risks not present in domestic investments. Since securities may be denominated in foreign currencies, may require settlement in foreign currencies or pay interest or dividends in foreign currencies, changes in the relationship of these foreign currencies to the U.S. dollar can significantly affect the value of the investments and earnings of the Fund. Foreign investments may also subject the Fund to foreign government exchange restrictions, expropriation, taxation or other political, social or economic developments, all of which affect the market and/or credit risk of the investments.

(d) Security transactions and investment income. Security transactions are accounted for on a trade date basis. Interest income (including interest income from payment-in-kind securities), adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults or a credit

26	Legg Mason Small-Cap Quality Value ETF 2019 Annual Report

event occurs that impacts the issuer, the Fund may halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default or credit event.

(e) Distributions to shareholders. Distributions from net investment income of the Fund, if any, are declared and paid on a quarterly basis. Prior to February 6, 2019, distributions from net investment income of the Fund, if any, were declared at least annually. Distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Fund are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

(f) Federal and other taxes. It is the Fund’s policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies. Accordingly, the Fund intends to distribute its taxable income and net realized gains, if any, to shareholders in accordance with timing requirements imposed by the Code. Therefore, no federal or state income tax provision is required in the Fund’s financial statements.

Management has analyzed the Fund’s tax positions taken on income tax returns for all open tax years and has concluded that as of July 31, 2019, no provision for income tax is required in the Fund’s financial statements. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(g) Reclassification. GAAP requires that certain components of net assets be reclassified to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. During the current year ended, the following reclassifications have been made:

	Total Distributable Earnings (Loss)	Paid-in Capital
(a)	$(578,005)	$578,005

(a)	Reclassifications are due to book/tax differences in the treatment of an in-kind distribution of securities.

2. Investment management agreement and other transactions with affiliates

Legg Mason Partners Fund Advisor, LLC (“LMPFA”) is the Fund’s investment manager and Royce & Associates, LP (“Royce”) is the Fund’s subadviser. Western Asset Management Company, LLC (“Western Asset”) manages the portion of the Fund’s cash and short-term instruments allocated to it. LMPFA and Western Asset are wholly-owned subsidiaries, and Royce is a majority-owned subsidiary, of Legg Mason, Inc. (“Legg Mason”).

Legg Mason Small-Cap Quality Value ETF 2019 Annual Report	27

Notes to financial statements (cont’d)

LMPFA provides administrative and certain oversight services to the Fund. LMPFA delegates to the subadviser the day-to-day portfolio management of the Fund. The Fund is responsible for paying interest expenses, taxes, brokerage expenses, future 12b-1 fees (if any), acquired fund fees and expenses, extraordinary expenses and the management fee payable to LMPFA under the investment management agreement. LMPFA has agreed to pay all of the Fund’s organization and offering costs.

Under the investment management agreement and subject to the general supervision of the Fund’s Board of Trustees, LMPFA provides or causes to be furnished all investment management, supervisory, administrative and other services reasonably necessary for the operation of the Fund, including certain distribution services (provided pursuant to a separate distribution agreement) and investment advisory services (provided pursuant to separate subadvisory agreements) under a unitary fee structure. The Fund pays an investment management fee, calculated daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets.

As compensation for its subadvisory services, LMPFA pays Royce monthly 90% of the management fee paid by the Fund to LMPFA, net of (i) all fees and expenses incurred by LMPFA under the investment management agreement (including without limitation any subadvisory fee paid to another subadviser to the Fund) and (ii) expense waivers, if any, and reimbursements. LMPFA pays Western Asset monthly a fee of 0.02% of the portion of the Fund’s average daily net assets allocated to Western Asset for the management of cash and other short-term instruments, net of expense waivers, if any, and reimbursements.

Legg Mason Investor Services, LLC, a wholly-owned broker-dealer subsidiary of Legg Mason, serves as the distributor of Creation Units for the Fund on an agency basis.

The Fund’s Board of Trustees has adopted a Rule 12b-1 shareholder services and distribution plan and under that plan, the Fund is authorized to pay service and/or distribution fees calculated at an annual rate of up to 0.25% of its average daily net assets. No service and/or distribution fees are currently paid by the Fund, and there are no current plans to impose these fees.

All officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3. Investments

During the year ended July 31, 2019, the aggregate cost of purchases and proceeds from sales of investments (excluding in-kind transactions and short-term investments) were as follows:

Purchases	$6,409,516
Sales	6,351,824

28	Legg Mason Small-Cap Quality Value ETF 2019 Annual Report

During the year ended July 31, 2019, in-kind transactions (Note 5) were as follows:

Contributions	$12,447,420
Redemptions	5,438,616
Realized gain (loss)*	765,306

*	Net realized gains on redemptions in-kind are not taxable to the remaining shareholders of the Fund.

The in-kind contributions and in-kind redemptions shown in this table may not agree with the Fund Share Transactions on the Statement of Changes in Net Assets. This table represents the accumulation of the Fund’s daily net shareholder transactions while the Statement of Changes in Net Assets reflects gross shareholder transactions including any cash component of the transactions.

At July 31, 2019, the aggregate cost of investments and the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were as follows:

	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Depreciation
Securities	$11,190,634	$590,915	$(1,296,013)	$(705,098)

4. Derivative instruments and hedging activities

During the year ended July 31, 2019, the Fund did not invest in derivative instruments.

5. Fund share transactions

At July 31, 2019, the Trust had an unlimited number of shares of beneficial interest authorized with a par value of $0.00001 per share. Fund shares are issued and redeemed by the Fund only in Creation Units or Creation Unit aggregations, where 50,000 shares of the Fund constitute a Creation Unit. Such transactions are generally on an in-kind basis, with a separate cash payment, which is a balancing cash component to equate the transaction to the net asset value per share of the Fund on the transaction date. Transactions in capital shares of the Fund are disclosed in detail in the Statement of Changes in Net Assets. Authorized Participants are subject to standard creation and redemption transaction fees to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units. Creations and redemptions for cash (when cash creations and redemptions are available or specified) may be subject to an additional variable fee.

6. Income tax information and distributions to shareholders

The tax character of distributions paid during the fiscal years ended July 31, was as follows:

	2019	2018
Distributions paid from:
Ordinary income	$115,500	$11,000

Legg Mason Small-Cap Quality Value ETF 2019 Annual Report	29

Notes to financial statements (cont’d)

As of July 31, 2019, the components of accumulated earnings (losses) on a tax basis were as follows:

Undistributed ordinary income — net	$507
Deferred capital losses*	(1,024,711)
Unrealized appreciation (depreciation)(a)	(705,099)
Total accumulated earnings (losses) — net	$(1,729,303)

*

These capital losses have been deferred in the current year as either short-term or long-term losses. The losses will be deemed to occur on the first day of the next taxable year in the same character as they were originally deferred and will be available to offset future taxable capital gains.

(a)	The difference between book-basis and tax-basis unrealized appreciation (depreciation) is attributable to the tax deferral of losses on wash sales.

7. Recent accounting pronouncements

In August 2018, the Securities and Exchange Commission released its Final Rule on Disclosure Update and Simplification (the “Final Rule”) which is intended to simplify an issuer’s disclosure compliance efforts by removing redundant or outdated disclosure requirements without significantly altering the mix of information provided to investors. Effective with the current reporting period, the Fund adopted the Final Rule with the most notable impacts being that the Fund is no longer required to present the components of distributable earnings on the Statement of Assets and Liabilities or the sources of distributions to shareholders and the amount of undistributed net investment income on the Statements of Changes in Net Assets. The tax components of distributable earnings and distributions to shareholders continue to be disclosed within the Notes to Financial Statements.

The Fund has adopted the disclosure provisions of the Financial Accounting Standards Board Accounting Standards Update No. 2018-13, Fair Value Measurement (Topic 820) — Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy.

30	Legg Mason Small-Cap Quality Value ETF 2019 Annual Report

Report of independent registered public accounting firm

To the Board of Trustees of Legg Mason ETF Investment Trust and Shareholders of Legg Mason Small-Cap Quality Value ETF

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Legg Mason Small-Cap Quality Value ETF (one of the funds constituting Legg Mason ETF Investment Trust, referred to hereafter as the “Fund”) as of July 31, 2019, the related statement of operations for the year ended July 31, 2019 and the statement of changes in net assets and the financial highlights for each of the two years in the period ended July 31, 2019, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, the results of its operations for the year then ended, and the changes in its net assets and the financial highlights for each of the two years in the period ended July 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

The financial statements and financial highlights of the Fund as of July 31, 2017 and for the period July 12, 2017 (commencement of operations) through July 31, 2017 (not presented herein, other than the financial highlights) were audited by other auditors whose report dated September 18, 2017 expressed an unqualified opinion on those financial statements and financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of July 31, 2019 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP

Baltimore, Maryland

September 17, 2019

We have served as the auditor of one or more investment companies in Legg Mason investment company group since at least 1973. We have not been able to determine the specific year we began serving as auditor.

Legg Mason Small-Cap Quality Value ETF 2019 Annual Report	31

Additional information (unaudited)

Information about Trustees and Officers

The business and affairs of Legg Mason Small-Cap Quality Value ETF (the “Fund”) are conducted by management under the supervision and subject to the direction of its Board of Trustees. The business address of each Trustee is c/o Jane Trust, Legg Mason, 100 International Drive, 11th Floor, Baltimore, Maryland 21202. Information pertaining to the Trustees and officers of the Fund is set forth below.

The Statement of Additional Information includes additional information about Trustees and is available, without charge, upon request by calling the Fund at 1-877-721-1926.

Independent Trustees†

Paul R. Ades

Year of birth	1940
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Paul R. Ades, PLLC (law firm) (since 2000)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during the past five years	None

Andrew L. Breech
Year of birth	1952
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1991
Principal occupation(s) during the past five years	President, Dealer Operating Control Service, Inc. (automotive retail management) (since 1985)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during the past five years	None

Dwight B. Crane
Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1981
Principal occupation(s) during the past five years	Professor Emeritus, Harvard Business School (since 2007); formerly, Professor, Harvard Business School (1969 to 2007); Independent Consultant (since 1969)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during the past five years	None

32	Legg Mason Small-Cap Quality Value ETF

Independent Trustees† (cont’d)

Althea L. Duersten

Year of birth	1951
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during the past five years	Retired (since 2011); formerly, Chief Investment Officer, North America, JPMorgan Chase (investment bank) and member of JPMorgan Executive Committee (2007 to 2011)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during the past five years	Non-Executive Director, Rokos Capital Management LLP (since 2019)

Stephen R. Gross*

Year of birth	1947
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1986
Principal occupation(s) during the past five years	Chairman Emeritus (since 2011) and formerly, Chairman, HLB Gross Collins, P.C. (accounting and consulting firm) (1979 to 2011); Executive Director of Business Builders Team, LLC (since 2005); Principal, Gross Consulting Group, LLC (since 2011); CEO, Gross Capital Partners, LLC (since 2014); CEO, Trusted CFO Solutions, LLC (since 2011)
Number of funds in fund complex overseen by Trustee	93
Other board memberships held by Trustee during the past five years	None

Susan M. Heilbron*

Year of birth	1945
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1994
Principal occupation(s) during the past five years	Retired; formerly, President, Lacey & Heilbron (communications consulting) (1990 to 2002); General Counsel and Executive Vice President, The Trump Organization (1986 to 1990); Senior Vice President, New York State Urban Development Corporation (1984 to 1986); Associate, Cravath, Swaine & Moore (1980 to 1984) and (1977 to 1979)
Number of funds in fund complex overseen by Trustee	93
Other board memberships held by Trustee during the past five years	Formerly, Director, Lincoln Savings Bank, FSB (1991 to 1994); Director, Trump Shuttle, Inc. (air transportation) (1989 to 1990); Director, Alexander’s Inc. (department store) (1987 to 1990)

Legg Mason Small-Cap Quality Value ETF	33

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Independent Trustees† (cont’d)

Frank G. Hubbard

Year of birth	1937
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1993
Principal occupation(s) during the past five years	President, Fealds, Inc. (business development) (since 2016); formerly, President, Avatar International Inc. (business development) (1998 to 2015)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during the past five years	None

Howard J. Johnson

Year of birth	1938
Position(s) with Trust	Trustee and Chairman
Term of office[1] and length of time served[2]	From 1981 to 1998 and since 2000 (Chairman since 2013)
Principal occupation(s) during the past five years	Retired; formerly, Chief Executive Officer, Genesis Imaging LLC (technology company) (2003 to 2012)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during the past five years	None

Jerome H. Miller

Year of birth	1938
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1995
Principal occupation(s) during the past five years	Retired; formerly, Vice Chairman, Shearson Lehman Hutton Inc. (1989 to 1992) and Senior Executive Vice President, E.F. Hutton Group Inc. (1986 to 1989)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during the past five years	None

Ken Miller

Year of birth	1942
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Retired; formerly, President, Young Stuff Apparel Group, Inc. (apparel manufacturer), division of Li & Fung (1963 to 2012)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during the past five years	None

34	Legg Mason Small-Cap Quality Value ETF

Independent Trustees† (cont’d)

Thomas F. Schlafly

Year of birth	1948
Position(s) with Trust	Trustee
Term of office[1] and length of time served[2]	Since 1983
Principal occupation(s) during the past five years	Chairman, The Saint Louis Brewery, LLC (brewery) (since 2012); formerly, President, The Saint Louis Brewery, Inc. (1989 to 2012); Senior Counsel (since 2017) and formerly, Partner (2009 to 2016), Thompson Coburn LLP (law firm)
Number of funds in fund complex overseen by Trustee	48
Other board memberships held by Trustee during the past five years	Director, Citizens National Bank of Greater St. Louis (since 2006)

Interested Trustee and Officer

Jane Trust, CFA[3]

Year of birth	1962
Position(s) with Trust	Trustee, President and Chief Executive Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Senior Managing Director of Legg Mason & Co., LLC (“Legg Mason & Co.”) (since 2018); Managing Director of Legg Mason & Co. (2016 to 2018); Officer and/or Trustee/Director of 141 funds associated with Legg Mason Partners Fund Advisor, LLC (“LMPFA”) or its affiliates (since 2015); President and Chief Executive Officer of LMPFA (since 2015); formerly, Senior Vice President of LMPFA (2015); Director of ClearBridge, LLC (formerly, Legg Mason Capital Management, LLC) (2007 to 2014); Managing Director of Legg Mason Investment Counsel & Trust Co. (2000 to 2007)
Number of funds in fund complex overseen by Trustee	132
Other board memberships held by Trustee during the past five years	None

Additional Officers

Ted P. Becker Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Chief Compliance Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Director of Global Compliance at Legg Mason (since 2006); Chief Compliance Officer of LMPFA (since 2006); Managing Director of Compliance of Legg Mason & Co. (since 2005); Chief Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006)

Legg Mason Small-Cap Quality Value ETF	35

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Susan Kerr Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1949
Position(s) with Trust	Chief Anti-Money Laundering Compliance Officer
Term of office[1] and length of time served[2]	Since 2013
Principal occupation(s) during the past five years	Assistant Vice President of Legg Mason & Co. and Legg Mason Investor Services, LLC (“LMIS”) (since 2010); Chief Anti-Money Laundering Compliance Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2013) and Anti-Money Laundering Compliance Officer of LMIS (since 2012); Senior Compliance Officer of LMIS (since 2011); formerly, AML Consultant, DTCC (2010); AML Consultant, Rabobank Netherlands, (2009); First Vice President, Director of Marketing & Advertising Compliance and Manager of Communications Review Group at Citigroup Inc. (1996 to 2008)

Jenna Bailey Legg Mason 100 First Stamford Place, 5th Floor, Stamford, CT 06902

Year of birth	1978
Position(s) with Trust	Identity Theft Prevention Officer
Term of office[1] and length of time served[2]	Since 2015
Principal occupation(s) during the past five years	Identity Theft Prevention Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2015); Compliance Officer of Legg Mason & Co. (since 2013); Assistant Vice President of Legg Mason & Co. (since 2011); formerly, Associate Compliance Officer of Legg Mason & Co. (2011 to 2013)

Robert I. Frenkel Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1954
Position(s) with Trust	Secretary and Chief Legal Officer
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Vice President and Deputy General Counsel of Legg Mason (since 2006); Managing Director and General Counsel— U.S. Mutual Funds for Legg Mason & Co. (since 2006) and Legg Mason & Co. predecessors (since 1994); Secretary and Chief Legal Officer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006)

36	Legg Mason Small-Cap Quality Value ETF

Additional Officers (cont’d)

Thomas C. Mandia Legg Mason 100 First Stamford Place, 6th Floor, Stamford, CT 06902

Year of birth	1962
Position(s) with Trust	Assistant Secretary
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Managing Director and Deputy General Counsel of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); Secretary of LMPFA (since 2006); Assistant Secretary of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2006) and Legg Mason & Co. predecessors (prior to 2006); Secretary of LM Asset Services, LLC (“LMAS”) (since 2002) and Legg Mason Fund Asset Management, Inc. (“LMFAM”) (since 2013) (formerly registered investment advisers)

Richard F. Sennett Legg Mason 100 International Drive, Baltimore, MD 21202

Year of birth	1970
Position(s) with Trust	Principal Financial Officer
Term of office[1] and length of time served[2]	Since 2011
Principal occupation(s) during the past five years	Principal Financial Officer and Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2011 and since 2013); Managing Director of Legg Mason & Co. and Senior Manager of the Treasury Policy group for Legg Mason & Co.’s Global Fiduciary Platform (since 2011); formerly, Chief Accountant within the SEC’s Division of Investment Management (2007 to 2011); Assistant Chief Accountant within the SEC’s Division of Investment Management (2002 to 2007)

Christopher Berarducci Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1974
Position(s) with Trust	Treasurer
Term of office[1] and length of time served[2]	Since 2014
Principal occupation(s) during the past five years	Director of Legg Mason & Co. (since 2015); Treasurer of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2010); formerly, Vice President of Legg Mason & Co. (2011 to 2015); Assistant Controller of certain mutual funds associated with Legg Mason & Co. or its affiliates (prior to 2010)

Legg Mason Small-Cap Quality Value ETF	37

Additional information (unaudited) (cont’d)

Information about Trustees and Officers

Additional Officers (cont’d)

Jeanne M. Kelly Legg Mason 620 Eighth Avenue, 49th Floor, New York, NY 10018

Year of birth	1951
Position(s) with Trust	Senior Vice President
Term of office[1] and length of time served[2]	Since 2007
Principal occupation(s) during the past five years	Senior Vice President of certain mutual funds associated with Legg Mason & Co. or its affiliates (since 2007); Senior Vice President of LMPFA (since 2006); President and Chief Executive Officer of LMAS and LMFAM (since 2015); Managing Director of Legg Mason & Co. (since 2005) and Legg Mason & Co. predecessors (prior to 2005); formerly, Senior Vice President of LMFAM (2013 to 2015)

†	Trustees who are not “interested persons” of the Fund within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”).

*

Effective February 6, 2019, Mr. Gross and Ms. Heilbron became Trustees on this Board and an additional Board within the Legg Mason fund complex, which is reflected in the “Number of funds in fund complex overseen by Trustee”.

[1]	Each Trustee and officer serves until his or her respective successor has been duly elected and qualified or until his or her earlier death, resignation, retirement or removal.

[2]	Indicates the earliest year in which the Trustee became a board member for a fund in the Legg Mason fund complex or the officer took such office.

[3]	Ms. Trust is an “interested person” of the Fund, as defined in the 1940 Act, because of her position with LMPFA and/or certain of its affiliates.

38	Legg Mason Small-Cap Quality Value ETF

Important tax information (unaudited)

The following information is provided with respect to the distributions paid during the taxable year ended July 31, 2019:

Record date:	12/27/2018	3/19/2019	6/18/2019
Payable date:	12/31/2018	3/21/2019	6/20/2019
Ordinary income:
Qualified dividend income for individuals	100.00%	100.00%	100.00%
Dividends qualifying for the dividends
received deduction for corporations	100.00%	100.00%	100.00%

Please retain this information for your records.

Legg Mason Small-Cap Quality Value ETF	39

Legg Mason

Small-Cap Quality Value ETF

Trustees

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Stephen R. Gross*

Susan M. Heilbron*

Frank G. Hubbard

Howard J. Johnson

Chairman

Jerome H.Miller

Ken Miller

Thomas F. Schlafly

Jane Trust

*	Effective February 6, 2019, Mr. Gross and Ms. Heilbron became Trustees.

Investment manager

Legg Mason Partners Fund Advisor, LLC

Subadviser

Royce & Associates, LP

Custodian

The Bank of New York Mellon

Transfer agent

BNY Mellon Investment Servicing (US) Inc.

4400 Computer Drive

Westborough, MA 01581

Independent registered public accounting firm

PricewaterhouseCoopers LLP

Baltimore, MD

Legg Mason Small-Cap Quality Value ETF

The Fund is a separate investment series of Legg Mason ETF Investment Trust, a Maryland statutory trust.

Legg Mason Small-Cap Quality Value ETF

Legg Mason Funds

620 Eighth Avenue, 49th Floor

New York, NY 10018

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Previously, the Fund filed a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-PORT and N-Q are available on the SEC’s website at www.sec.gov. To obtain information on Forms N-PORT and N-Q, shareholders can call the Fund at 1-877-721-1926.

Information on how the Fund voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio transactions are available (1) without charge, upon request, by calling the Fund at 1-877-721-1926, (2) at www.leggmason.com/etf and (3) on the SEC’s website at www.sec.gov.

This report is submitted for the general information of the shareholders of Legg Mason Small-Cap Quality Value ETF. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a current prospectus.

Investors should consider the Fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other important information about the Fund. Please read the prospectus carefully before investing.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC

Member FINRA, SIPC

ETF Index Disclaimers

The Royce Small-Cap Quality Value Index (the “Underlying Index”) is created and sponsored by Royce & Associates, LP (“Royce”), the subadviser to Legg Mason Small-Cap Quality Value ETF (the “Fund”). Royce is an affiliated person of Legg Mason Partners Fund Advisor, LLC, the Fund’s manager and the Fund. The Underlying Index is the exclusive property of Royce. Legg Mason ETF Investment Trust has entered into a license agreement with Royce to use the Underlying Index at no charge. Royce has retained Solactive AG, an unaffiliated third party, to calculate the Underlying Index. Solactive AG publishes information regarding the market value of the Underlying Index.

The Fund is not sponsored, promoted, sold or supported in any other manner by Solactive AG nor does Solactive AG offer any express or implicit guarantee or assurance either with regard to the results of using the Underlying Index and/or Underlying Index trade marks or the Underlying Index Price at any time or in any other respect. The Underlying Index is calculated and published by Solactive AG. Solactive AG uses its best efforts to ensure that the Underlying Index is calculated correctly. Irrespective of its obligations towards the Fund, Solactive AG has no obligation to point out errors in the Underlying Index to third parties including but not limited to investors and/or financial intermediaries of the Fund. Neither publication of the Underlying Index by Solactive AG nor the licensing of the Underlying Index or Underlying Index trade marks for the purpose of use in connection with the Fund constitutes a recommendation by Solactive AG to invest capital in the Fund nor does it in any way represent an assurance or opinion of Solactive AG with regard to any investment in the Fund.

Royce does not guarantee the accuracy and/or the completeness of the Underlying Index or any data included therein, and Royce shall not have any liability for any errors, omissions or interruptions therein. Royce makes no warranty, express or implied, as to results to be obtained by the Fund, owners of the shares of the Fund or any other person or entity from the use of the Underlying Index or any data included therein, either in connection with the Fund or for any other use. Royce makes no express or implied warranties, and expressly disclaims all warranties of merchantability or fitness for a particular purpose or use with respect to the Underlying Index or any data included therein. Without limiting any of the foregoing, in no event shall Royce have any liability for any special, punitive, direct, indirect or consequential damages (including lost profits) arising out of matters relating to the use of the Underlying Index, even if notified of the possibility of such damages.

www.leggmason.com

© 2019 Legg Mason Investor Services, LLC Member FINRA, SIPC

ETFF399959 9/19 SR19-3701

ITEM 2.	CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees of the registrant has determined that Dwight B. Crane possesses the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as an “audit committee financial expert,” and has designated Dwight B. Crane as the Audit Committee’s financial expert Dwight B. Crane is an “independent” Trustees pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

a) Audit Fees. The aggregate fees billed in the last two fiscal years ending July 31, 2018 and July 31, 2019 (the “Reporting Periods”) for professional services rendered by the Registrant’s principal accountant (the “Auditor”) for the audit of the Registrant’s annual financial statements, or services that are normally provided by the Auditor in connection with the statutory and regulatory filings or engagements for the Reporting Periods, were $0 in July 31, 2018 and $20,000 in July 31, 2019.

b) Audit-Related Fees. The aggregate fees billed in the Reporting Period for assurance and related services by the Auditor that are reasonably related to the performance of the Registrant’s financial statements were $0 in July 31, 2018 and $0 in July 31, 2019.

(c) Tax Fees. The aggregate fees billed in the Reporting Periods for professional services rendered by the Auditor for tax compliance, tax advice and tax planning (“Tax Services”) were $0 in July 31, 2018 and $0 in July 31, 2019. These services consisted of (i) review or preparation of U.S. federal, state, local and excise tax returns; (ii) U.S. federal, state and local tax planning, advice and assistance regarding statutory, regulatory or administrative developments, and (iii) tax advice regarding tax qualification matters and/or treatment of various financial instruments held or proposed to be acquired or held.

There were no fees billed for tax services by the Auditors to service affiliates during the Reporting Periods that required pre-approval by the Audit Committee.

d) All Other Fees.

The aggregate fees billed in the Reporting Periods for products and services provided by the Auditor, other than the services reported in paragraphs (a) through (c) for the Item 4 for the Legg Mason ETF Investment Trust, were $0 in July 31, 2018 and $0 in July 31, 2019.

All Other Fees. There were no other non-audit services rendered by the Auditor to Legg Mason Partners Fund Advisors, LLC (“LMPFA”), and any entity controlling, controlled by or under common control with LMPFA that provided ongoing services to Legg Mason ETF Investment Trust requiring pre-approval by the Audit Committee in the Reporting Period.

(e) Audit Committee’s pre–approval policies and procedures described in paragraph (c) (7) of Rule 2-01 of Regulation S-X.

(1) The Charter for the Audit Committee (the “Committee”) of the Board of each registered investment company (the “Fund”) advised by LMPFA or one of their affiliates (each, an “Adviser”) requires that the Committee shall approve (a) all audit and permissible non-audit services to be provided to the Fund and (b) all permissible non-audit services to be provided by the Fund’s independent auditors to the Adviser and any Covered Service Providers if the engagement relates directly to the operations and financial reporting of the Fund. The Committee may implement policies and procedures by which such services are approved other than by the full Committee.

The Committee shall not approve non-audit services that the Committee believes may impair the independence of the auditors. As of the date of the approval of this Audit Committee Charter, permissible non-audit services include any professional services (including tax services), that are not prohibited services as described below, provided to the Fund by the independent auditors, other than those provided to the Fund in connection with an audit or a review of the financial statements of the Fund. Permissible non-audit services may not include: (i) bookkeeping or other services related to the accounting records or financial statements of the Fund; (ii) financial information systems design and implementation; (iii) appraisal or valuation services, fairness opinions or contribution-in-kind reports; (iv) actuarial services; (v) internal audit outsourcing services; (vi) management functions or human resources; (vii) broker or dealer, investment adviser or investment banking services; (viii) legal services and expert services unrelated to the audit; and (ix) any other service the Public Company Accounting Oversight Board determines, by regulation, is impermissible.

Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the Fund, the Adviser and any service providers controlling, controlled by or under common control with the Adviser that provide ongoing services to the Fund (“Covered Service Providers”) constitutes not more than 5% of the total amount of revenues paid to the independent auditors during the fiscal year in which the permissible non-audit services are provided to (a) the Fund, (b) the Adviser and (c) any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund during the fiscal year in which the services are provided that would have to be approved by the Committee; (ii) the permissible non-audit services were not recognized by the Fund at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(2) For the Legg Mason ETF Investment Trust, the percentage of fees that were approved by the audit committee, with respect to: Audit-Related Fees were 100% and 100% for July 31, 2018 and July 31, 2019; Tax Fees were 100% and 100% for July 31, 2018 and July 31, 2019; and Other Fees were 100% and 100% for July 31, 2018 and July 31, 2019.

(f) N/A

(g) Non-audit fees billed by the Auditor for services rendered to Legg Mason ETF Investment Trust, LMPFA and any entity controlling, controlled by, or under common control with LMPFA that provides ongoing services to Legg Mason ETF Investment Trust during the reporting period were $472,645 in July 31, 2018 and $463,523 in July 31, 2019.

(h) Yes. Legg Mason ETF Investment Trust’s Audit Committee has considered whether the provision of non-audit services that were rendered to Service Affiliates, which were not pre-approved (not requiring pre-approval), is compatible with maintaining the Accountant’s independence. All services provided by the Auditor to the Legg Mason ETF Investment Trust or to Service Affiliates, which were required to be pre-approved, were pre-approved as required.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

a) The independent board members are acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act. The Audit Committee consists of the following Board members:

Paul R. Ades

Andrew L. Breech

Dwight B. Crane

Althea L. Duersten

Frank G. Hubbard

Howard J. Johnson

Jerome H. Miller

Ken Miller

Thomas F. Schlafly

b) Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under Item 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a) (1) Code of Ethics attached hereto.

Exhibit 99.CODE ETH

(a) (2) Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.CERT

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto.

Exhibit 99.906CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.

Legg Mason ETF Investment Trust

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 23, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Jane Trust
Jane Trust
Chief Executive Officer

Date:	September 23, 2019

By:	/s/Richard F. Sennett
Richard F. Sennett
Principal Financial Officer

Date:	September 23, 2019